Financial assets at amortized cost	12 Months Ended
Dec. 31, 2025
Financial Assets at Amortized Cost [Abstract]
Financial assets at amortized cost	Financial assets at amortized cost
6.1. Loans and advances to financial institutions

	December 31, 2025	December 31, 2024
Loans and advances to financial institutions	232,957,607	79,238,172
Allowances for ECL	(1,360,158)	(2,587,212)
TOTAL	231,597,449	76,650,960

6.2. Loans and advances to customers

	December 31, 2025	December 31, 2024
Credit Cards	3,324,652,080	2,700,273,367
Loans for the prefinancing and financing of exports	2,320,420,414	1,320,509,652
Notes	2,110,791,712	1,444,674,103
Consumer loans	1,435,813,194	1,070,865,228
Overdrafts	1,187,162,393	845,861,625
Commercial papers	900,926,315	960,646,847
Pledge loans	745,011,668	234,614,487
Real estate mortgage	620,063,658	308,009,841
Loans to employees	132,386,032	58,097,435
Receivables from financial leases	39,907,599	33,770,950
Documents purchased	19,989,851	1,211,225
Other financing	1,992,127,004	1,066,756,180
Allowances for ECL	(615,790,398)	(206,367,123)
TOTAL	14,213,461,522	9,838,923,817
The Group holds loans and other financing within a business model whose objective is collecting contractual cash flows.
Loans by Economic Activity
The tables below analyze our loan portfolio (broken down by performing and non-performing) according to the borrowers’ main economic activity as of December 31, 2025 and 2024. Where appropriate, loans to individuals are allocated to the economic activity of the borrower. Loans are stated before deduction of the allowance for loan losses and include loans and advances to all clients.

	December 31, 2025
	Loan portfolio (1)
	Performing	%	Non-performing	%	Total

	(in thousands of pesos, except percentages)
Consumer	5,055,563,363	35.31%	627,115,928	84.10%	5,682,679,291
Other manufacturing	1,851,139,881	12.93%	19,475,758	2.61%	1,870,615,639
Wholesale and retail trade	1,549,315,643	10.82%	14,479,345	1.94%	1,563,794,988
Agricultural and livestock	1,039,453,013	7.26%	10,782,276	1.45%	1,050,235,289
Mining products	631,347,023	4.41%	3,888,364	0.52%	635,235,387
Electricity, oil, water and sanitary services	442,681,013	3.09%	1,450,931	0.19%	444,131,944
Transport	287,218,191	2.01%	10,444,623	1.40%	297,662,814
Services	283,207,002	1.98%	2,368,150	0.32%	285,575,152
Financial sector	232,957,607	1.63%	—	—%	232,957,607
Construction	87,706,398	0.61%	1,606,428	0.22%	89,312,826
Government services	3,146,937	0.02%	5,749	0.01%	3,152,686
Others	2,855,937,620	19.93%	54,070,970	7.24%	2,910,008,590
	14,319,673,691	100.00%	745,688,522	100.00%	15,065,362,213

	December 31, 2024
	Loan portfolio (1)
	Performing	%	Non-performing	%	Total

	(in thousands of pesos, except percentages)
Consumer	4,580,231,801	45.91%	131,663,534	88.72%	4,711,895,335
Other manufacturing	1,473,161,695	14.77%	5,481,491	3.69%	1,478,643,186
Wholesale and retail trade	812,745,536	8.15%	1,126,721	0.76%	813,872,257
Agricultural and livestock	553,324,311	5.55%	1,510,833	1.02%	554,835,144
Mining products	215,119,225	2.16%	150,801	0.10%	215,270,026
Electricity, oil, water and sanitary services	179,409,573	1.80%	147,932	0.10%	179,557,505
Transport	146,597,256	1.47%	318,045	0.21%	146,915,301
Services	137,179,467	1.37%	664,410	0.45%	137,843,877
Financial sector	79,238,172	0.79%	—	—%	79,238,172
Construction	57,838,717	0.58%	358,820	0.24%	58,197,537
Government services	1,264,082	0.01%	4,998	0.01%	1,269,080
Others	1,741,278,054	17.44%	6,982,718	4.70%	1,748,260,772
	9,977,387,889	100.00%	148,410,303	100.00%	10,125,798,192
(1)Performing: Stage 1 y Stage 2; Non Performing: Stage 3
Receivables from financial leases
The Group as lessor entered into finance lease agreements related to vehicles and machinery and equipment.
The following table shows the total gross investment of the finance leases (leasing) and the present value of the minimum collections to be received thereunder:

	December 31, 2025		December 31, 2024
	Total investment	Present value of minimum lease collections	Total investment	Present value of minimum lease collections
Term
Up to 1 year	24,400,505	12,534,311	19,805,453	7,866,476
From 1 to 2 years	21,629,220	12,605,631	19,067,894	9,849,363
From 2 to 3 years	13,023,582	8,813,054	13,841,241	8,634,469
From 3 to 4 years	5,622,697	4,111,069	5,227,889	3,481,924
From 4 to 5 years	2,313,275	1,827,785	3,498,616	2,921,416
More than 5 years	22,102	15,749	1,369,326	1,017,302

TOTAL	67,011,381	39,907,599	62,810,419	33,770,950
Principal		39,278,749		32,873,483
Interest accrued		628,850		897,467
TOTAL		39,907,599		33,770,950
Debt securities

	December 31, 2025	December 31, 2024
Argentine Treasury Bill Capitalizable in Pesos at TAMAR rate. Maturity 01-16-2026 (1)	561,135,419	—
Argentine Treasury Bond in pesos. Maturity 05-23-2027	15,954,621	31,623,614
Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027	6,888,116	13,644,707
Argentine Treasury Bond in pesos. Maturity 08-23-2025	—	165,082,677
Allowances for ECL	(700,195)	(9,702,641)
TOTAL	583,277,961	200,648,357

(1) TAMAR (Wholesale Rate of Argentina), is the interest rate for time deposits over 1000 (one thousand) millions pesos, for 30 to 35 days.
Other financial assets

	December 31, 2025	December 31, 2024
Financial assets pledged as collateral (1)	577,167,406	444,589,850
Sundry debtors	148,505,053	189,870,233
Receivable from non-financial institution for spot transactions pending settlement	3,357,858	12,820,944
Others	971,578	864,395
Receivable from financial institution for spot transactions pending settlement	—	84,903,118
Receivables from sale of ownership interest in Prisma Medios de Pago S.A. (2)	—	45,869,717
Allowances for ECL	(2,721,885)	(2,376,388)
TOTAL	727,280,010	776,541,869
(1)Special guarantee current accounts opened at the BCRA for transactions related to the automated clearing houses and other similar entities; deposits pledged as collateral for activities related to credit card transactions in the country and abroad, and leases; and trust is composed of dollars in cash.
(2)On October 1, 2021, the Bank, together with the other Class B Shareholders, gave notice of the exercise of the put option and therefore initiated the procedure to sell 49% of the capital stock in the company Prisma Medios de Pago S.A. On March 18, 2022, the transfer of all the remaining shareholding of the Bank in Prisma Medios de Pago S.A. was consummated for a price of US$40,038,122. Such amount will be paid as follows: (i) 30% in Pesos adjustable by CER (UVA) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10% within a term of six years. As of the date of issuance of these consolidated financial statements, it has been fully paid.